RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® AMT-Free Intermediate Municipal Index ETF, VanEck Vectors® AMT-Free Long Municipal Index ETF, VanEck Vectors® AMT-Free Short Municipal Index ETF, VanEck Vectors® CEF Municipal Income ETF, VanEck Vectors® High-Yield Municipal Index ETF, VanEck Vectors® Pre-Refunded Municipal Index ETF and VanEck Vectors® Short High-Yield Municipal Index ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 27, 2018 (Accession No. 0000930413-18-003678), which is incorporated herein by reference.